Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue (Note 16)	$ 68,354	$ 54,280
Cost of sales (Note 16)	(52,115)	(40,038)
Depletion and amortization (Note 8)	(10,572)	(6,709)
Care, maintenance and restructuring costs	(1,071)	(701)
Corporate general and administrative (Note 17)	(6,720)	(6,651)
Transaction costs	(871)
Exploration costs	(2,695)	(2,726)
Accretion on decommissioning provision (Note 12)	(196)	(185)
Interest and financing expense	(1,409)	(723)
Foreign exchange loss	(231)	(225)
Gain on disposal of assets (Note 8)	879
Gain on derivative instruments (Note 20)	865
Gain on derivative warrant liability (Note 9)	590
Loss on investment in equity instruments		(11)
Write-down of assets (Note 8)	(3,806)	(204)
Contingency on value added taxes (Note 23)	(1,012)
Loss before income taxes	(10,010)	(3,893)
Income tax recovery (expense) (Note 18)	(668)	427
Net loss	(10,678)	(3,466)
Items that will not be reclassified to net loss
Actuarial gain (loss) on post-employment benefit obligations	551	(394)
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	257	(170)
Change in fair value of available-for-sale securities		(237)
Other comprehensive income (loss)	808	(801)
Comprehensive loss	$ (9,870)	$ (4,267)
Loss per share
Basic and diluted	$ (0.25)	$ (0.09)
Weighted average number of common shares outstanding
Basic and diluted (Note 14)	42,639,530	40,194,660